EMPLOYEE POST-EMPLOYMENT BENEFITS (Tables)	6 Months Ended
Dec. 04, 2012
EMPLOYEE POST-EMPLOYMENT BENEFITS [Abstract]
Defined benefit plan disclosure
The following tables detail the components of net periodic benefit costs and the amounts recognized in our Condensed Consolidated Financial Statements for the Retirement Plan, Management Retirement Plan, and the Executive Supplemental Pension Plan (collectively, the "Pension Plans") and the Postretirement Medical and Life Benefits plans (in thousands):

	Pension Benefits
	Thirteen weeks ended		Twenty-six weeks ended
	December 4,	November 29,	December 4,	November 29,
	2012	2011	2012	2011
Service cost	$115	$134	$230	$268
Interest cost	525	576	1,050	1,152
Expected return on plan assets	(102)	(126)	(204)	(252)
Amortization of prior service cost	26	64	52	128
Recognized actuarial loss	565	426	1,130	852
Net periodic benefit cost	$1,129	$1,074	$2,258	$2,148

	Postretirement Medical and Life Benefits
	Thirteen weeks ended		Twenty-six weeks ended
	December 4,	November 29,	December 4,	November 29,
	2012	2011	2012	2011
Service cost	$3	$2	$6	$4
Interest cost	15	18	30	36
Amortization of prior service cost	(14)	(14)	(28)	(28)
Recognized actuarial loss	53	34	106	68
Net periodic benefit cost	$57	$40	$114	$80

(a)	Prior service costs are amortized on a straight-line basis over the average remaining service period of employees expected to receive benefits.